Intangible Assets Including Goodwill - Future Amortization (Details) $ in Millions	Dec. 31, 2019 USD ($)
Future amortization expense, by year
2020	$ 2,384
2021	2,099
2022	1,808
2023	1,372
2024	1,322
Thereafter	6,250
Capitalized software
Future amortization expense, by year
2020	529
2021	352
2022	123
2023	1
2024	0
Acquired intangibles
Future amortization expense, by year
2020	1,855
2021	1,747
2022	1,684
2023	1,371
2024	1,322
Thereafter	$ 6,250